CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 1,711,566	$ 1,290,223	$ 3,207,561	$ 2,886,491
Cost of Goods Sold	486,640	474,287	872,893	1,049,609
Gross margin	1,224,926	815,936	2,334,668	1,836,882
Operating expenses
General and administrative	509,050	326,386	660,398	607,639
Transaction expenses	980,807	16,059	1,007,145	57,345
Total operating expenses	2,408,268	1,427,063	3,479,531	3,085,154
Net operating loss	(1,183,342)	(611,127)	(1,144,863)	(1,248,272)
Other income (expenses):
Interest expense	(349,695)	(79,860)	(359,005)	(127,262)
Total other (expenses) income	(1,419,827)	8,151	(1,429,137)	6,434
Loss before income taxes	(2,603,169)	(602,976)	(2,574,000)	(1,241,838)
(Provision for) benefit from income tax	2,241,208	174,395	2,241,208	357,238
Net loss attributable to stockholders	$ (329,981)	$ (424,610)	$ (332,792)	$ (875,862)
Net loss income per share attributable to common shareholders:
Basic loss per share	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.19)
Diluted loss per share	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.19)
Weighted average number of shares outstanding, basic income	5,302,490	4,639,643	4,971,066	4,639,643
Weighted average number of shares outstanding, diluted income	5,302,490	4,639,643	4,971,066	4,639,643
iDoc
Revenues
Revenues					$ 6,626,190	$ 8,509,237
Cost of Goods Sold					2,451,633	3,229,891
Gross margin					4,174,557	5,279,346
Operating expenses
General and administrative					6,052,031	1,824,460
Compensation and related benefits					2,044,822	2,688,844
Transaction expenses					358,471	587,852
Professional fees					87,886	105,996
Total operating expenses					8,543,210	5,207,152
Net operating loss					(4,368,653)	72,194
Other income (expenses):
Interest expense					(317,048)	(152,626)
Change in fair value on derivative					90,200	(64,731)
Gain on forgiveness of debt					107,862
Impairment charges					(104,076)
Other (expense) income					(338,813)	135,570
Total other (expenses) income					(561,875)	(81,787)
Loss before income taxes					(4,930,528)	(9,593)
(Provision for) benefit from income tax					1,070,410	(8,531)
Net loss attributable to stockholders					$ (3,860,118)	$ (18,124)
Net loss income per share attributable to common shareholders:
Basic loss per share					$ (775.4)	$ (3.6)
Diluted loss per share					$ (775.4)	$ (3.6)
Weighted average number of shares outstanding, basic income					4,978	4,978
Weighted average number of shares outstanding, diluted income					4,978	4,978
Subscription fees
Revenues
Revenues	$ 1,037,426	$ 1,022,631	$ 2,042,628	$ 2,183,822
Professional services and other fees
Revenues
Revenues	421,632	218,942	749,475	478,332
Technical engineering fees
Revenues
Revenues	189,939	$ 48,650	352,889	$ 224,337
Patient fees
Revenues
Revenues	31,520		31,520
Patient fees | iDoc
Revenues
Revenues					$ 3,475,666	$ 5,398,566
Telehealth fees
Revenues
Revenues	30,569		30,569
Telehealth fees | iDoc
Revenues
Revenues					2,434,210	2,053,497
Institutional fees
Revenues
Revenues	$ 480		$ 480
Institutional fees | iDoc
Revenues
Revenues					$ 716,314	$ 1,057,174